August 1, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Seasons Series Trust (the "Registrant")
            File Numbers 333-08653 and 811-07725
            CIK Number 0001003239

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Registrant, dated July 29, 2003, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on July 14, 2003.

Please provide a Notice of Acceptance for receipt of this filing.

Sincerely,

/s/ Nori L. Gabert

Nori L. Gabert
Vice President and Associate General Counsel